Investment Securities (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value of Investment securities
Fair value of Investment securities	$ 126,254	$ 126,092
Public Deposits [Member]
Fair value of Investment securities
Fair value of Investment securities	21,676	21,437
Federal Home Loan Bank Borrowings [Member]
Fair value of Investment securities
Fair value of Investment securities	90,054	88,024
Federal Reserve Bank Borrowings [Member]
Fair value of Investment securities
Fair value of Investment securities	856	1,347
Repurchase agreement [Member]
Fair value of Investment securities
Fair value of Investment securities	12,140	13,154
Housing and Urban Development [Member]
Fair value of Investment securities
Fair value of Investment securities	245	385
Other [Member]
Fair value of Investment securities
Fair value of Investment securities	$ 1,283	$ 1,745